LEASE	12 Months Ended
Dec. 31, 2016
LEASE
LEASE

13      LEASE

Capital lease and other financing obligations

The Company’s capital lease and other financing obligations are summarized as follows:

	December 31, 2015			December 31, 2016
	Capital lease obligations	Other financing obligations	Total	Capital lease obligations	Other financing obligations	Total
Within 1 year	51,591	—	51,591	71,300	22,044	93,344
After 1 year but within 2 years	60,019	—	60,019	85,783	38,443	124,226
After 2 years but within 3 years	64,938	—	64,938	92,677	39,548	132,225
After 3 years but within 4 years	69,089	—	69,089	193,202	41,586	234,788
After 4 years but within 5 years	172,079	—	172,079	71,501	42,287	113,788
After 5 years	395,251	—	395,251	716,089	725,178	1,441,267

Total	812,967	—	812,967	1,230,552	909,086	2,139,638

Less total future interest	(339,283)	—	(339,283)	(552,060)	(450,670)	(1,002,730)
Less: estimated building costs	—	—	—	—	(25,356)	(25,356)

Present value of lease and other financing obligations	473,684	—	473,684	678,492	433,060	1,111,552

Including:
Current portion			48,745			88,593

Non-current portion			424,939			1,022,959

The Company’s capital and build-to-suit leases expire at various dates ranging from 2020 to 2035. The weighted average effective interest rate of the Company’s capital and build-to-suit leases was 9.71%, 8.63% and 8.04% as of December 31, 2014, 2015 and 2016, respectively.

During the years ended December 31, 2015 and 2016, the Company entered into the following lease arrangements:

Shenzhen 2 Lease and Shenzhen 3 Lease

In March 2015 and July 2015, the Company entered into two lease agreements to lease two existing buildings in Shenzhen, China from a third party lessor (the “Shenzhen 2 Lease” and the “Shenzhen 3 Lease”). The Shenzhen 2 Lease has a lease term of 10 years from June 2015 to May 2025 and the Shenzhen 3 Lease has a lease term of 15 years from November 2015 to October 2030. The Company determined that both leases were capital leases as the present value of the minimum lease payments of each of the leases exceeded 90% of the respective fair value of the leased property at the inception of the lease.

Accordingly, on the respective lease commencement date, the Company recorded capital lease assets and capital lease obligations at an amount equal to the present value of the minimum lease payments in the aggregate amount of RMB205,000.

Shenzhen 4 Lease

In October 2015, the Company entered into a lease agreement to lease an existing building in Shenzhen, China from a third party lessor (the “Shenzhen 4 Lease”). The Shenzhen 4 Lease has a lease term of 20 years commencing from January 2016. At the inception of the lease, Company determined that Shenzhen 4 Lease is a capital lease as the present value of the minimum lease payments   exceeded 90% of the fair value of the leased property. In January 2016, the Company took possession of or controlled the physical use of the building from the lessor. Accordingly, in January 2016, the Company records a capital lease asset and a capital lease obligation at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term (or RMB138,721) on the lease commencement date.

Build-to-suit leases

In January and February 2015, the Company entered into two lease agreements with a third party developer-lessor for the development, construction and the lease (build-to-suit lease) of two brand new buildings (the “Shanghai 3 Lease” and “Shanghai 4 Lease”) in Shanghai, China. The Company paid a deposit for each of the two leases to the developer-lessor. Both the Shanghai 3 Lease and Shanghai 4 Lease have a lease term of 20 years commencing upon the delivery of the completed building to the Company. The two buildings will be constructed based on the Company’s specifications and will not include any interior elements, such as electrical wiring, interior walls, ventilation and air conditioning systems, flooring or normal tenant improvements. That is, the developer-lessor will hand over two cold-shell buildings to the Company upon completion of construction. Upon the delivery of the cold-shell buildings, the Company will convert the two buildings into data centers. No rent is paid by the Company during the construction of the two buildings. All project hard costs are to be paid by the developer-lessor, including site preparation and construction costs. In the event of termination of the lease agreements during the lease term, the Company is obligated to pay 15% of the total minimum lease payments. In addition, if the Company terminates the agreements before the construction of the buildings are completed, the Company is obligated to reimburse the developer-lessor for costs incurred during the construction period, including but not limited to project application costs, project design fees, ground preparation and leveling costs.

In accordance with ASC 840-40-55, the Company has determined that it is the owner of the two buildings during the construction period for financial reporting purposes as it has substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company records an asset for the estimated incurred construction costs of the project and a liability for those costs funded by the lessor-developer during the construction period.

Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the deemed sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company keeps the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability.

Operating leases

The Company leases data centers, offices and other equipment that are classified as operating leases.  The majority of the Company’s operating leases expire at various dates though 2035.

Future minimum operating lease payments as of December 31, 2016 are summarized as follow:

Twelve-months ending December 31,
2017	124,293
2018	98,566
2019	75,657
2020	57,268
2021	36,822
Thereafter	445,607

Total	838,213

Rental expenses were approximately RMB110,117, RMB131,875 and RMB124,712 for the years ended December 31, 2014, 2015 and 2016, respectively. The Company did not sublease any of its operating leases for the periods presented.